                       NATIONWIDE VARIABLE INSURANCE TRUST
                    AMERICAN FUNDS NVIT ASSET ALLOCATION FUND
                          AMERICAN FUNDS NVIT BOND FUND
                     AMERICAN FUNDS NVIT GLOBAL GROWTH FUND
                         AMERICAN FUNDS NVIT GROWTH FUND
                     AMERICAN FUNDS NVIT GROWTH-INCOME FUND

                     Supplement dated August 13, 2007 to the
              Statement of Additional Information dated May 1, 2007

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1.   Effective  August  3,  2007,  Michael  A.  Krulikowski  resigned  as  Chief
     Compliance  Officer of the Trust.  All references to Michael A. Krulikowski in the section  entitled  "Trustees  and Officers of the Trust" are amended accordingly.

2.   Effective  August 3, 2007,  the Board of Trustees  approved  Carol  Baldwin
     Moody as Chief  Compliance  Officer of the Trust.  Since November 2005, Ms.
     Moody  has  been  Senior  Vice  President,   Chief  Compliance  Officer  of
     Nationwide.  From February  2004-November  2005,  she was Chief  Compliance
     Officer of TIAA-CREF and from April  2000-February  2004,  she was Managing
     Director and General Counsel,  TCW/Latin America Partners,  LLC and Baeza &
     Co., LLC.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE